Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	330,854,276,210	245,035,791,523		45,122,321,523
Common stock, shares issued	65,229,461,523	53,186,919,523		13,234,315,298
Common stock, shares outstanding	65,229,461,523	53,186,919,523		13,234,315,298
Peak Bio, Inc. [Member]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			60,000,000	60,000,000	60,000,000
Common stock, shares issued			23,124,888	23,124,888	21,713,248
Common stock, shares outstanding			23,124,888	23,124,888	21,713,248
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		0	0	0	0
Preferred stock, shares outstanding		0	0	0	0